American Century Investments®
Quarterly Portfolio Holdings
Emerging Markets Fund
August 31, 2023

Emerging Markets Fund - Schedule of Investments
AUGUST 31, 2023 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 100.3%
Brazil — 7.9%
Banco BTG Pactual SA	3,999,700	26,225,555
Embraer SA, ADR(1)(2)	1,518,803	23,754,079
Hapvida Participacoes e Investimentos SA(1)	23,445,755	20,263,897
Localiza Rent a Car SA	1,099,209	14,055,172
PRIO SA(1)	6,258,500	58,982,481
Sendas Distribuidora SA	3,810,300	8,917,797
Vale SA, ADR	1,250,339	16,466,965
WEG SA	1,674,200	12,099,962
		180,765,908
China — 27.7%
Aier Eye Hospital Group Co. Ltd., Class A	4,365,890	10,819,564
Alibaba Group Holding Ltd., ADR(1)	814,631	75,679,220
Baidu, Inc., Class A(1)	387,550	6,921,347
BYD Co. Ltd., H Shares	992,500	31,175,080
China Construction Bank Corp., H Shares	57,108,000	30,555,684
China State Construction International Holdings Ltd.	21,134,000	23,506,160
ENN Energy Holdings Ltd.	1,442,000	11,313,374
H World Group Ltd., ADR(1)	539,815	21,743,748
Industrial & Commercial Bank of China Ltd., H Shares	33,521,740	15,368,955
Kweichow Moutai Co. Ltd., A Shares	183,410	46,623,581
Li Ning Co. Ltd.	2,037,500	9,629,846
Meituan, Class B(1)	1,789,740	29,618,676
NetEase, Inc.	2,153,900	44,623,330
Ping An Insurance Group Co. of China Ltd., H Shares	3,689,000	22,086,578
Shanghai International Airport Co. Ltd., Class A(1)	1,631,400	8,805,341
Shenzhou International Group Holdings Ltd.	1,506,500	15,436,134
Sungrow Power Supply Co. Ltd., A Shares	835,799	11,457,344
Tencent Holdings Ltd.	3,571,100	147,987,575
Trip.com Group Ltd.(1)	1,138,650	44,846,804
Wuxi Biologics Cayman, Inc.(1)	2,104,000	11,861,510
Yantai Jereh Oilfield Services Group Co. Ltd., A Shares	3,192,929	12,538,935
Yum China Holdings, Inc.	124,529	6,685,962
		639,284,748
Hong Kong — 1.2%
Sands China Ltd.(1)	8,447,600	28,575,686
India — 12.6%
Bajaj Auto Ltd.	359,457	20,015,821
Godrej Consumer Products Ltd.(1)	2,170,830	26,346,583
HDFC Bank Ltd.	2,894,604	54,812,125
ICICI Bank Ltd., ADR	2,638,901	61,143,336
Infosys Ltd., ADR	783,478	13,609,013
Reliance Industries Ltd.	1,901,092	55,228,690
Sun Pharmaceutical Industries Ltd.	2,996,408	40,164,055
Tata Consultancy Services Ltd.	292,382	11,842,606
Zomato Ltd.(1)	5,805,513	6,847,155
		290,009,384
Indonesia — 1.9%
Bank Rakyat Indonesia Persero Tbk PT	117,728,800	42,888,142

Malaysia — 0.6%
CIMB Group Holdings Bhd	11,113,709	13,472,316
Mexico — 5.2%
Arca Continental SAB de CV	1,278,876	12,488,364
Cemex SAB de CV, ADR(1)	5,740,941	45,755,300
Grupo Financiero Banorte SAB de CV, Class O	5,811,089	49,326,349
Wal-Mart de Mexico SAB de CV(2)	3,016,601	11,892,667
		119,462,680
Peru — 0.6%
Credicorp Ltd.	101,724	14,386,825
Philippines — 0.7%
Ayala Land, Inc.	31,019,980	14,864,429
Russia(3)†
Novatek PJSC	1,100,400	1
Saudi Arabia — 4.7%
Al Rajhi Bank	1,885,838	36,253,875
Alinma Bank	1,683,019	16,536,015
Arabian Contracting Services Co.	148,644	8,303,014
Elm Co.	114,156	25,830,207
Saudi Arabian Oil Co.	2,326,709	21,665,740
		108,588,851
South Africa — 2.9%
Capitec Bank Holdings Ltd.	183,434	15,384,168
Naspers Ltd., N Shares	223,471	37,930,683
Shoprite Holdings Ltd.	973,672	13,588,811
		66,903,662
South Korea — 11.7%
Hyundai Motor Co.	109,665	15,669,396
NAVER Corp.	92,747	15,013,157
Samsung Biologics Co. Ltd.(1)	68,520	38,173,987
Samsung Electro-Mechanics Co. Ltd.	66,173	6,767,052
Samsung Electronics Co. Ltd.	2,659,124	134,488,515
Samsung SDI Co. Ltd.	45,147	20,939,234
SK Hynix, Inc.	427,198	39,280,912
		270,332,253
Taiwan — 13.7%
Chailease Holding Co. Ltd.	2,090,112	11,651,137
Delta Electronics, Inc.	3,439,000	37,164,903
E Ink Holdings, Inc.	1,962,000	11,214,423
E.Sun Financial Holding Co. Ltd.	18,331,624	14,058,719
Far EasTone Telecommunications Co. Ltd.	5,488,000	12,172,550
Nanya Technology Corp.	5,566,000	11,597,703
Taiwan Semiconductor Manufacturing Co. Ltd.	12,711,713	218,424,741
		316,284,176
Thailand — 4.3%
Central Pattana PCL	8,316,900	16,316,079
CP ALL PCL	22,424,200	41,756,228
Kasikornbank PCL	3,510,400	13,127,580
Minor International PCL	15,709,200	15,016,186
PTT Exploration & Production PCL	2,808,500	12,714,717
		98,930,790
Turkey — 1.4%
BIM Birlesik Magazalar AS	3,408,403	32,173,192
United Arab Emirates — 1.8%
Emaar Properties PJSC	21,311,883	40,956,316

United States — 1.4%
MercadoLibre, Inc.(1)	24,130	33,115,047
TOTAL COMMON STOCKS (Cost $1,971,512,357)		2,310,994,406
SHORT-TERM INVESTMENTS — 0.2%
Money Market Funds†
State Street Navigator Securities Lending Government Money Market Portfolio(4)	269,712	269,712
Repurchase Agreements — 0.2%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.375% - 3.00%, 5/15/47 - 5/15/51, valued at $722,913), in a joint trading account at 5.25%, dated 8/31/23, due 9/1/23 (Delivery value $708,264)		708,161
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.875%, 2/28/27, valued at $3,599,644), at 5.28%, dated 8/31/23, due 9/1/23 (Delivery value $3,529,518)		3,529,000
		4,237,161
TOTAL SHORT-TERM INVESTMENTS (Cost $4,506,873)		4,506,873
TOTAL INVESTMENT SECURITIES — 100.5% (Cost $1,976,019,230)		2,315,501,279
OTHER ASSETS AND LIABILITIES — (0.5)%		(11,357,659)
TOTAL NET ASSETS — 100.0%		$2,304,143,620

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Information Technology	23.0%
Financials	19.2%
Consumer Discretionary	16.9%
Communication Services	10.1%
Consumer Staples	8.4%
Energy	7.0%
Health Care	5.3%
Industrials	4.0%
Real Estate	3.2%
Materials	2.7%
Utilities	0.5%
Short-Term Investments	0.2%
Other Assets and Liabilities	(0.5)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
†Category is less than 0.05% of total net assets.
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $579,828. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Securities may be subject to resale, redemption or transferability restrictions.
(4)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $617,088, which includes securities collateral of $347,376.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Brazil	$40,221,044	$140,544,864	—
China	104,108,930	535,175,818	—
India	74,752,349	215,257,035	—
Mexico	45,755,300	73,707,380	—
Peru	14,386,825	—	—
United States	33,115,047	—	—
Other Countries	—	1,033,969,814	—
Short-Term Investments	269,712	4,237,161	—
	$312,609,207	$2,002,892,072	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.